Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Kings Gaming [Member]
Fair Value at 12/31/2012	18,000,000
Kings Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Chip Turnover Annual Growth
Kings Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Range (in percentage)	1.90%
Kings Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Range (in percentage)	15.00%
Kings Gaming [Member] | Forecasted Performance Two [Member]
Valuation Techniques	Forecasted Performance, 2013-2022
Unobservable Input	Operating Income/Chip Turnover
Kings Gaming [Member] | Forecasted Performance Two [Member] | Minimum [Member]
Range (in percentage)	0.28%
Kings Gaming [Member] | Forecasted Performance Two [Member] | Maximum [Member]
Range (in percentage)	0.30%
Kings Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Kings Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Range (in percentage)	2.95%
Kings Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Range (in percentage)	3.38%
Bao Li Gaming [Member]
Fair Value at 12/31/2012	32,294,981
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Valuation Techniques	Forecasted Performance, 2013-2015
Unobservable Input	Chip Turnover Annual Growth
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Minimum [Member]
Range (in percentage)	5.00%
Bao Li Gaming [Member] | Forecasted Performance One [Member] | Maximum [Member]
Range (in percentage)	19.00%
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Valuation Techniques	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Range (in percentage)	3.05%
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Range (in percentage)	3.09%